EQUITY ISSUANCES AND REPURCHASES (Tables)	12 Months Ended
Dec. 31, 2016
Partners' Capital Notes [Abstract]
Schedule of movement in the number of common units, subordinated units and general partner units [Table Text Block]
The following table shows the movement in the number of common units, subordinated units and general partner units during the years ended December 31, 2016, 2015 and 2014:

(in units)	Common Units	Subordinated Units	GP Units
December 31, 2013 and 2014	45,663,096	15,949,831	1,257,408
December 2015 common unit repurchase program	(496,000)	—	—
December 31, 2015	45,167,096	15,949,831	1,257,408
January 2016 common unit repurchase program	(38,000)	—	—
June 2016 conversion of subordinated units	15,949,831	(15,949,831)	—
October 2016 IDR reset	2,994,364	—	61,109
December 31, 2016	64,073,291	—	1,318,517